Property, Plant and Equipment and Intangible Assets - Summary of Depreciation of Fixed Assets and Investment Properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation related to investment property	S/ (2,319)	S/ (2,310)	S/ (2,321)
Total depreciation of property, plant and equipment	123,100	197,484	203,201
Discontinued operations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment	39,085	90,452	86,690
Property, plant and equipment including investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment	125,419	199,794	205,522
Cost of goods and services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment	81,199	103,566	111,404
Administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment	S/ 5,135	S/ 5,776	S/ 7,428